Equity (Details) - Schedule of Right To Purchase One Common Stock Option Held - Common Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	1,348,979
Vested	983,464	788,160
Weighted average exercise price ($) (in Dollars per share)	$ 1	$ 2.62
Stock Option One [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	812,510
Vested	718,932	613,722
Expiry date	Feb. 08, 2031	Feb. 08, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Two [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	35,417
Vested	35,417	35,417
Expiry date	Feb. 27, 2031	Feb. 27, 2031
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Three [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	25,833
Vested	23,542	18,750
Expiry date	Apr. 25, 2032	Apr. 25, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 0.6	$ 0.6
Stock Option Four [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16,000
Vested	8,000	6,000
Expiry date	Jun. 01, 2032	Jun. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Five [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	52,708
Vested	52,708	38,958
Expiry date	Jul. 01, 2032	Jul. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Six [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	45,833
Vested	45,833	33,333
Expiry date	Aug. 08, 2032	Aug. 08, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Seven [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16,000
Vested	7,000	2,708
Expiry date	Sep. 30, 2032	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Eight [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested	35,000	25,000
Expiry date	Sep. 30, 2032	Sep. 30, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Nine [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	4,167	2,918
Expiry date	Oct. 15, 2032	Oct. 15, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 1.34	$ 1.34
Stock Option Ten [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested	1,979	5,000
Expiry date	Nov. 01, 2032	Nov. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 1.34
Stock Option Eleven [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	7,500
Vested	7,500	1,354
Expiry date	Dec. 12, 2032	Nov. 01, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Twelve [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	3,333	5,000
Expiry date	Feb. 01, 2033	Dec. 12, 2032
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Thirteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	50,000
Vested	13,542
Expiry date	Apr. 16, 2033	Feb. 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Fourteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested	23,333
Expiry date	May 05, 2033	Apr. 16, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Fifteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	10,000
Vested	2,500
Expiry date	Jun. 27, 2033	May 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Sixteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	678
Vested	678
Expiry date	Jul. 10, 2033	Jan. 25, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Seventeen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	1,500
Vested
Expiry date	Jul. 01, 2033	Jun. 27, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Eighteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested
Expiry date	Jan. 17, 2034	Jul. 10, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Nineteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	5,000
Vested
Expiry date	Feb. 12, 2034	Jul. 01, 2033
Weighted average exercise price ($) (in Dollars per share)	$ 5	$ 5
Stock Option Twenty [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	80,000
Vested
Expiry date	Mar. 05, 2034
Weighted average exercise price ($) (in Dollars per share)	$ 1